Finance income and finance costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and finance costs	€ 105	€ 47	€ 465	€ (472)
Interest Bootstrap Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and finance costs	(316)	(470)	(678)	(947)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and finance costs	163	121	506	(431)
Interest on Government treasury bonds
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and finance costs	306	0	673	0
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and finance costs	€ (48)	€ 396	€ (36)	€ 906